Related Party Transactions - Founder Shares (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
		Feb. 19, 2020	Dec. 30, 2019	Jan. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Capital contribution						$ 223,272,500		$ 223,272,500
Class B common stock
Related Party Transaction [Line Items]
Capital contribution	[1],[2]				$ 25,000
Total number of shares after stock split (in shares)		5,750,000
Number of shares subject to forfeiture (in shares)		750,000			750,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination							1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)							$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination							20 days	20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination							30 days	30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences							150 days	150 days
Class B common stock | Sponsor
Related Party Transaction [Line Items]
Number of shares issued (in shares)		4,312,500	4,312,500
Capital contribution			$ 25,000
Capital contribution (in dollars per share)			$ 0.004
Number of shares held (in shares)				3,922,500
Number of shares held after stock split (in shares)		5,360,000
Class B common stock | Sponsor | Steven Hochberg
Related Party Transaction [Line Items]
Number of shares transferred (in shares)				100,000
Class B common stock | Sponsor | Christopher Wolfe
Related Party Transaction [Line Items]
Number of shares transferred (in shares)				100,000
Class B common stock | Sponsor | Richard Barasch
Related Party Transaction [Line Items]
Number of shares transferred (in shares)				100,000
Class B common stock | Sponsor | Dr. Jennifer Carter
Related Party Transaction [Line Items]
Number of shares transferred (in shares)				30,000
Class B common stock | Sponsor | Dr. Mohit Kaushal
Related Party Transaction [Line Items]
Number of shares transferred (in shares)				30,000
Class B common stock | Sponsor | Dr. Gregory Sorensen
Related Party Transaction [Line Items]
Number of shares transferred (in shares)				30,000

[1]	The share amounts have been retroactively restated to reflect the split of Class B common stock on February 19, 2020 resulting in 5,750,000 shares outstanding (see Note 4).
[2]	This number excludes an aggregate of up to 750,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.